Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current State and Local Tax Expense (Benefit)	$ 108	$ 371	$ 0
Deferred tax assets
Unrealized loss on derivatives	8,734	0
Net operating loss carryforwards	137,757	79,208
Alternative minimum tax carryforward	8,633	9,785
Percentage depletion carryover	2,595	2,442
Property and equipment	44,391	42,757
Deferred gain on sale leaseback transaction	0	32,831
Other	0	7,396
Total deferred tax assets	202,110	174,419
Valuation allowance on deferred tax assets	(190,255)	(154,320)
Total deferred tax assets, net of valuation allowance	11,855	20,099
Deferred tax liabilities
Unrealized gain on derivatives	3,800	5,699
Other	(8,055)	(14,400)
Total deferred tax liabilities	(11,855)	(20,099)
Net deferred tax liabilities	0	0
Current Federal Tax Expense (Benefit)	(1,144)	2,588	133
Net current income tax (benefit) provision	$ (1,036)	$ 2,959	$ 133